Acquisitions (Details) - Schedule of preliminary analysis for the Asien's purchase - Asiens [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Purchase Consideration at fair value:
Common shares	$ 1,037,500	$ 1,037,500
Notes payable	855,000	855,000
Cash paid to Seller (post closing)	233,000	233,000
Amount of consideration	2,125,500	2,125,500
Assets acquired and liabilities assumed at fair value
Cash	1,501,285	1,501,285
Accounts receivable	235,746	235,746
Inventories	1,457,489	1,457,489
Other current assets	41,427	41,427
Property and equipment	157,052	157,052
Customer related intangibles	462,000	462,000
Marketing related intangibles	547,000	547,000
Accounts payable and accrued expenses	(280,752)	(280,752)
Customer deposits	(2,405,703)	(2,405,703)
Notes payable	(509,272)	509,272
Other liabilities	(23,347)
Net assets acquired	1,182,925	1,182,925
Total net assets acquired	1,182,925	1,171,272
Consideration paid	2,125,500	2,125,500
Goodwill	$ 942,575	$ 942,575